FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current
Restricted cash	$ 809	$ 47
Derivative contracts	69	40
Loans and notes receivable	0	1
Total current	878	88
Non-current
Restricted cash	211	209
Derivative contracts	145	45
Loans and notes receivable	7	7
Total non-current	$ 363	$ 261